Revenue from contract with customers - Schedule of contract assets and contract liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract assets	$ 480		$ 526
Contract liabilities	1,599		$ 1,754
Revenue that was included in contract liability balance at beginning of period	$ 1,754	$ 2,520